Note 3 - Fair Value Measurements (Details) - Summary of Changes in Fair Value of Preferred Stock Warrant Liabilities (USD $)	3 Months Ended			9 Months Ended		12 Months Ended		99 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2011
Summary of Changes in Fair Value of Preferred Stock Warrant Liabilities [Abstract]
Fair value		$ 580,187	$ 602,188			$ 623,672	$ 685,213	$ 623,672	$ 623,672	$ 646,844
Fair value of warrants issued							194,532
Change in fair value recorded in other income (expense), net	$ 7,277	$ 22,001	$ 21,484	$ (50,762)	$ (11,230)	$ (61,541)	$ (156,163)	$ (622,824)